Share Capital and Reserves (Details) - USD ($)					1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 21, 2023	Dec. 09, 2022	Dec. 31, 2021	Jan. 21, 2021	Mar. 24, 2023	Feb. 28, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 17, 2023	Jul. 18, 2022	Mar. 01, 2022	Jun. 21, 2019	May 21, 2019
Share Capital and Reserves (Details) [Line Items]
Shares issued			64,810				669,636		260,761	64,810			715	12	1,196
Shares outstanding			64,810				669,636		260,761	64,810
Shares issued		131,250	897				156,250		131,250	897	815,218
Exercise price per share (in Dollars per share)		$ 17.6					$ 14.4		$ 20
Total proceeds (in Dollars)		$ 2,099,866					$ 2,250,000		$ 7,000,000
Issuances costs of transactions (in Dollars)			$ 1,524,439				$ 226,544		$ 522,460
Common share		1	1	897			1		18,750	1
Price per share (in Dollars per share)	$ 1,800	$ 16		$ 1,800					$ 16
Warrant shares									1
Pre-funded warrants		1							112,500
Percentage of common shares issued and outstanding									10.00%
Stock options granted							25,000
Share-based compensation (in Dollars)			$ 2,145,928				$ (1,154,308)	$ 1,255,588	$ 1,567,583
Share based compensation options vested (in Dollars)			$ 2,145,928					$ 1,567,583
Warrants issued									13,781
Accrued interest (in Dollars)									$ 23,456
Shares issued for services (in Dollars)										$ 206,614
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)				$ 12,267
Common Stock, Capital Shares Reserved for Future Issuance				1,615,058
Paycheck Protection Program [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			182							182
Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Exercise price per share (in Dollars per share)							$ 295.05		$ 91.84
Warrant							7,030		7,030
Warrant balance							7,030		7,030
Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			6,472				252,625			6,472
Exercise price per share (in Dollars per share)			$ 492				$ 17.6			$ 492
Total proceeds (in Dollars)			$ 6,735,254				$ 4,446,200		$ 2,155,195
Issuances costs of transactions (in Dollars)									$ 313,482
Purchase exercise shares			5,981				252,625
Common share									1
Price per share (in Dollars per share)									$ 460.8
Pre-funded warrants									8,521
Pre-Funded Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued									17,271
Total proceeds (in Dollars)									$ 2,099,866
Common share									8,750
Price per share (in Dollars per share)									$ 124.8
Over-Allotment Option [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued					2,461				2,461
Total proceeds (in Dollars)					$ 874,125				$ 874,125
Common share					1
Price per share (in Dollars per share)					$ 355.2				$ 460.8
Warrant shares					1
Private Placement [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued									25,768
Total proceeds (in Dollars)									$ 1,119,373
Price per share (in Dollars per share)									$ 43.52
Note Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Exercise price per share (in Dollars per share)							$ 14.4
Warrants issued							10,938
IPO [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued				6,133		18,229
Total proceeds (in Dollars)				$ 11,040,000		$ 7,000,000
Common share				1		1
Price per share (in Dollars per share)				$ 1,800		$ 384			$ 460.8
Warrant shares						1
Unit A Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued				897
Common share			1							1
Price per share (in Dollars per share)			$ 1,800
Unit B Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued				897
Common share			1							1
Price per share (in Dollars per share)			$ 1,800
Common Class A [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			21				21		21	21
Shares outstanding			21				21		21	21
Stock options [Member]
Share Capital and Reserves (Details) [Line Items]
Stock options granted								6,533	6,533
Versus Holdco [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued									715
Xcite Acquisition [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			6,279						262	6,279
Price per share (in Dollars per share)			$ 1,622.4
Investor [Member]
Share Capital and Reserves (Details) [Line Items]
Exercise price per share (in Dollars per share)												$ 124.8
Common share												1
Warrants issued												25,906
Escrow [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			6,133						18,229	6,133
Total proceeds (in Dollars)			$ 11,040,000
Common share			1						1	1
Price per share (in Dollars per share)			$ 1,800						$ 355.2
Accrued interest (in Dollars)			$ 1,615,058							$ 1,615,058
Shares issued for services (in Dollars)			$ 206,614
Escrow [Member] | Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Issuances costs of transactions (in Dollars)									$ 900,720
Escrow [Member] | Pre-Funded Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Price per share (in Dollars per share)									$ 384
Escrow [Member] | Private Placement [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued			122							122
Escrow [Member] | Unit A Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Warrant shares			1
Escrow [Member] | Unit B Warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Warrant shares			1